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www.dechert.com

MICHAEL M. PIRI

MICHAEL.PIRI@DECHERT.COM

+1 212 641 5674 DIRECT

+1 212 698 3599 FAX

February 27, 2023

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	William Blair Funds (“Registrant”)

File Nos. 033-17463 and 811-05344

Post-Effective Amendment No. 149

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 149 to the Registrant’s registration statement on Form N-1A (“Amendment”) under the 1933 Act and Amendment No. 150 to the Registration Statement under the Investment Company Act of 1940, as amended.

This filing is being made in connection with the annual update for the William Blair Emerging Markets Debt Fund (the “Fund”) to incorporate changes associated with the Fund’s investment objective and strategy. Financial highlights and other financial information will be updated in a subsequent Post-Effective Amendment to be filed pursuant to Rule 485(b) under the 1933 Act in April 2023. No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.641.5674.

Sincerely,

/s/ Michael M. Piri
Michael M. Piri